Bonds Payable - Summary of Major Terms of Unsecured Domestic Bonds Issued (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Total Amount	$ 30,500			$ 30,500
Unsecured Domestic Bonds [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period	March 2022 to March 2027
Total Amount	$ 3,500
Interest rates of loans	0.69%
Repayment and Interest Payment	The same as above
Unsecured Domestic Bonds [Member] | Tranche A [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period		April 2021 to April 2026	July 2020 to July 2025
Total Amount		$ 1,900	$ 8,800
Interest rates of loans		0.42%	0.50%
Repayment and Interest Payment		The same as above	One-time repayment upon maturity; interest payable annually
Unsecured Domestic Bonds [Member] | Tranche B [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period		April 2021 to April 2028	July 2020 to July 2027
Total Amount		$ 4,100	$ 7,500
Interest rates of loans		0.46%	0.54%
Repayment and Interest Payment		The same as above	The same as above
Unsecured Domestic Bonds [Member] | Tranche C [Member]
Disclosure Of Detailed Information About Bonds Payable [Line Items]
Issuance Period		April 2021 to April 2031	July 2020 to July 2030
Total Amount		$ 1,000	$ 3,700
Interest rates of loans		0.50%	0.59%
Repayment and Interest Payment		The same as above	The same as above